Note 18 (Tables)	6 Months Ended
Jun. 30, 2025
Tax Assets And Liabilties [Abstract]
Tax assets and liabilities [Table Text Block]
The balance under the heading "Tax assets" in the condensed consolidated balance sheets includes current and deferred tax assets. The balance under the “Tax liabilities” heading includes the Group’s various current and deferred tax liabilities. The details of the mentioned tax assets and liabilities are as follows:

TAX ASSETS AND LIABILITIES (MILLIONS OF EUROS)

	June 2025	December 2024
Tax assets
Current tax assets	3,412	4,295
Deferred tax assets	14,080	14,354
Total	17,492	18,650
Tax liabilities
Current tax liabilities	1,206	575
Deferred tax liabilities	2,565	2,458
Total	3,771	3,033